Note 16 - Tax Expense - Income Tax Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Tax recognised in profit or loss
Current tax	$ 3,783	$ 4,995	$ 3,106
Income tax– current year	2,523	3,702	2,414
Income tax – Prior year under provision	1,075	71	49
Withholding tax expense – current year	580	1,222	643
Withholding tax expense – Prior year over provision	(395)
Deferred tax expense	3,662	3,696	4,611
Origination and reversal of temporary differences	3,662	3,696	4,611
Tax expense – recognised in profit or loss	7,445	8,691	7,717
Tax expense	$ 7,445	$ 8,691	$ 7,717